Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Issued (shares)	424.8	421.1
Outstanding (shares)	424.8	421.1